Trading account gains and losses	12 Months Ended
Mar. 31, 2018
Trading account gains and losses

27. Trading account gains and losses

The MHFG Group performs trading activities through market making, sales, and arbitrage. Accordingly, Trading account gains (losses)—net include gains and losses from transactions undertaken for trading purposes, including both market making for customers and proprietary trading, or transactions through which the Group seeks to capture gains arising from short-term changes in market value. Trading account gains (losses)—net also include gains and losses related to changes in the fair value of derivatives and other financial instruments not eligible for hedge accounting under U.S. GAAP that are utilized to offset mainly interest rate risk related to the Group’s various assets and liabilities, as well as gains and losses related to changes in the fair value of foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825, “Financial Instruments” (“ASC 825”). Net trading gains (losses) for the fiscal years ended March 31, 2016, 2017 and 2018 are comprised of the following:

	2016	2017	2018
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	156,559	126,332	333,749
Derivative contracts:
Interest rate contracts	319,225	(209,361)	(63,260)
Foreign exchange contracts (1)	65,101	37,129	61,046
Equity-related contracts (2)	17,970	1,777	(98,807)
Credit-related contracts (3)	(1,731)	900	(2,076)
Other contracts	2,015	742	6,330

Total	559,139	(42,481)	236,982
Foreign exchange gains (losses)—net (4)	113,553	69,453	91,793

Net trading gains (losses)	672,692	26,972	328,775

Notes:

(1)	Amounts include gains and losses on currency swaps.
(2)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(3)	Amounts do not include the net loss of ¥5,230 million, ¥7,594 million and ¥754 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2016, 2017 and 2018, respectively. The net loss is recorded in Other noninterest expenses.
(4)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.